As filed with the Securities and Exchange Commission on April 14, 2022

Securities Act Registration
No. 333-258986
Investment Company Act
Registration No. 811-23731

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-1A

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REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 5

and

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 8

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BONDBLOXX ETF TRUST

(Exact Name of Registrant as Specified in Declaration of Trust)

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1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939

(800) 896-5089

Name and Address of Agent for Service

BondBloxx Investment Management Corporation

1100 Larkspur Landing Circle, Suite 395

Larkspur, CA 94939

Copy to:

Edward Baer

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 9411

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It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on May 16, 2022 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 5 to the Registration Statement of BondBloxx ETF Trust on Form N-1A (File No. 333-258986) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "Securities Act"), solely for the purpose of delaying, until May 16, 2022, the effectiveness of Post-Effective Amendment No. 1 to the Registration Statement as it relates to BondBloxx BB-Rated USD HighYield Corporate Bond ETF, BondBloxx B-Rated USD High Yield Corporate Bond ETF and BondBloxx CCC-Rated USD High Yield Corporate Bond ETF filed in Post-Effective Amendment No. 1 on January 14, 2022, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 5 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Larkspur and the State of California, on April 14, 2022.

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Name:	Tony Kelly
Title:	Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities as indicated as of the 14th day of April, 2022.

Signature	Title

*	(Trustee)
Allan Eberhart

*	(Trustee)
David Lonergan

*	(Trustee)
Stephen Messinger

*	(Trustee)
H. Michael Williams

*	(Chief Executive Officer, President, Secretary and Trustee)
Joanna Gallegos

*	(Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer)
Tony Kelly

*By:	/s/ Tony Kelly
Tony Kelly
Attorney-in-Fact (Pursuant to a Power of Attorney)